COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Other Commitments [Line Items]
2018	$ 18,247	$ 52,895
2019	56,099	7,440
2020	57,194	7,440
2021	42,888	620
Total	$ 174,428	$ 68,395